Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011			`
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$129,404,998.69	0.4792778	$112,234,565.41	0.4156836	$17,170,433.29
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$318,664,998.69	0.3173132	$301,494,565.41	0.3002156	$17,170,433.29

Weighted Avg. Coupon (WAC)	4.48%		4.51%
Weighted Avg. Remaining Maturity (WARM)	32.66		31.87
Pool Receivables Balance	$359,467,414.05		$339,668,934.35
Remaining Number of Receivables	38,627		37,701

Adjusted Pool Balance	$353,939,571.47		$334,537,951.94

III. COLLECTIONS

Principal:
Principal Collections	$19,275,790.75
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$366,363.76
Total Principal Collections	$19,642,154.51

Interest:
Interest Collections	$1,350,388.47
Late Fees & Other Charges	$40,816.91
Interest on Repurchase Principal	$-
Total Interest Collections	$1,391,205.38

Collection Account Interest	$670.01
Reserve Account Interest	$205.35
Servicer Advances	$-

Total Collections	$21,034,235.25

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$21,034,235.25
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$21,034,235.25
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$299,556.18		$299,556.18	$299,556.18
Collection Account Interest					$670.01
Late Fees & Other Charges					$40,816.91
Total due to Servicer					$341,043.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$89,505.12		$89,505.12
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$294,536.79		$294,536.79	$294,536.79

Available Funds Remaining:					$20,398,655.36

3. Principal Distribution Amount:					$17,170,433.29
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,170,433.29
Class A-4 Notes				$-
Class A Notes Total:		17,170,433.29		$17,170,433.29
Total Noteholders Principal				$17,170,433.29

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,228,222.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,527,842.58
Beginning Period Amount	$5,527,842.58
Current Period Amortization	$396,860.17
Ending Period Required Amount	$5,130,982.41
Ending Period Amount	$5,130,982.41
Next Distribution Date Required Amount	$4,755,786.04

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$35,274,572.78	$33,043,386.53	$33,043,386.53
Overcollateralization as a % of Adjusted Pool		9.97%	9.88%	9.88%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.26%	37,046	97.51%	$331,212,077.28
30 - 60 Days	1.36%	511	1.93%	$6,565,461.33
61 - 90 Days	0.31%	115	0.45%	$1,527,606.85
91 + Days	0.08%	29	0.11%	$363,788.89
		37,701		$339,668,934.35
Total
Delinquent Receivables 61 + days past due	0.38%	144	0.56%	$1,891,395.74
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	140	0.52%	$1,852,964.35
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	140	0.52%	$1,964,744.70
Three-Month Average Delinquency Ratio	0.37%		0.53%

Repossession in Current Period		28		$390,093.47
Repossession Inventory		52		$312,645.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$522,688.95
Recoveries				$(366,363.76)
Net Charge-offs for Current Period				$156,325.19

Beginning Pool Balance for Current Period				$359,467,414.05

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.82%
Net Loss Ratio for 2nd Preceding Collection Period				0.83%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$6,665,707.84
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$2,043,249.01
Number of Extensions				154

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